ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game			$ 8,259,345	¥ 57,499,910	¥ 57,499,910
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game			8,300,000	57,500,000		$ 8,300,000	¥ 57,500,000
Additional funds aimed to be raised for the development of CrossFire new mobile game			$ 14,400,000	¥ 100,000,000		$ 14,400,000	¥ 100,000,000
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game | Subsequent Event
Accounts Payable and Accrued Liabilities
Refund claimed through civil suit	$ 8,300,000	¥ 57,500,000